LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Lease liability balance sheet location
Lease liabilities are presented in the consolidated balance sheet under the caption borrowings and lease liabilities current and non-current as follows:

	December 31, 2019	December 31, 2018
	$	$
Lease liabilities (current)	6,084	1,441
Lease liabilities (non-current)	38,672	4,271
	44,756	5,712

Disclosure of additional information about leasing activities for lessee
As of December 31, 2019, the Company's leases fall into the following categories, by class of right-of-use asset:

Count of leases	Buildings	Manufacturing equipment	Furniture, office equipment and other	Total right-of-use assets
Right-of-use assets leased	37	90	48	175
Leases with extension options	29	39	8	76
Extension options reasonably certain to exercise	27	28	—	55
Leases with options to purchase	1	13	31	45
Purchase options reasonably certain to exercise	1	5	—	6
Leases with variable payments linked to an index	—	32	—	32
Leases with termination options	8	2	12	22
Termination options reasonably certain to exercise	—	—	—	—
Lease terms on the Company's leasing activities by class of right-of-use asset recognized on the balance sheet are as follows:

	Buildings	Manufacturing equipment	Furniture, office equipment and other
Range of remaining term	1-180 months	3-109 months	1-46 months
Average remaining lease term	59 months	31 months	13 months

Lease liability rent expense
Rent expense relating to payments not included in the measurement of lease liabilities was approximately $3.4 million for the year ended December 31, 2019 and is composed of the following:

December 31, 2019
$
Short-term leases	2,298
Leases of low value assets	70
Variable lease payments	1,025
3,393